Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares	Series I preferred shares	Series II preferred shares	Warrants	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 122,415	$ 7,156	$ 35,235	$ 6,496	$ 12,599	$ (5,082)	$ (116,457)	$ 62,362
Beginning Balance (Shares) at Dec. 31, 2017	13,147,404	52,325,827	4,368,403
Statements [Line Items]
Net loss for the year							(32,866)	(32,866)
Units issued, net of issue costs	$ 2,290							2,290
Units issued, net of issue costs (shares)	369,621
Expiry of warrants				(6,496)	6,496
Conversion of preferred shares	$ 4,808	$ (4,808)
Conversion of preferred shares (Shares)	1,171,806	(35,154,286)
Share-based compensation					1,948			1,948
Total transactions with owners of the Company	$ 7,098	$ (4,808)		$ (6,496)	8,444			4,238
Total transactions with owners of the Company (Shares)	1,541,427	(35,154,286)
Impact of change in presentation currency						(3,143)		(3,143)
Ending Balance at Dec. 31, 2018	$ 129,513	$ 2,348	$ 35,235		21,043	(8,225)	(149,323)	30,591
Ending Balance (Shares) at Dec. 31, 2018	14,688,831	17,171,541	4,368,403
Statements [Line Items]
Net loss for the year							(41,622)	(41,622)
Changes in accounting policy							(54)	(54)
Units issued, net of issue costs	$ 2,970		$ 5,541					8,511
Units issued, net of issue costs (shares)	6,550,000		12,200,000
Conversion of preferred shares	$ 18,460		$ (18,460)
Conversion of preferred shares (Shares)	7,700,000		(7,700,000)
Share-based compensation					1,609			1,609
Total transactions with owners of the Company	$ 21,430		$ (12,919)		1,609		(54)	10,066
Total transactions with owners of the Company (Shares)	14,250,000		4,500,000
Impact of change in presentation currency						797		797
Ending Balance at Dec. 31, 2019	$ 150,943	$ 2,348	$ 22,316		$ 22,652	$ (7,428)	$ (190,999)	$ (168)
Ending Balance (Shares) at Dec. 31, 2019	28,938,831	17,171,541	8,868,403